Regulatory Assets and Liabilities (Regulated Liabilities) (Details) - CAD CAD in Millions	Dec. 31, 2016	Dec. 31, 2015
Regulatory Liabilities [Line Items]
Regulatory Liability, Current	CAD 362	CAD 112
Regulatory Liability, Noncurrent	1,277	353
Regulatory Liabilities, Total	1,639	465
Accumulated reserve - cost of removal [Member]
Regulatory Liabilities [Line Items]
Regulatory Liabilities, Total	94	990
Deferrals related to derivative instruments [Member]
Regulatory Liabilities [Line Items]
Regulatory Liabilities, Total	210	230
Cost Recovery Clauses Liability [Member]
Regulatory Liabilities [Line Items]
Regulatory Liabilities, Total	0	153
Fuel Adjustment Mechanism Liability [Member]
Regulatory Liabilities [Line Items]
Regulatory Liabilities, Total	42	94
Transmission And Delivery Storm Reserve [Member]
Regulatory Liabilities [Line Items]
Regulatory Liabilities, Total	0	75
Self Insruance Fund [Member]
Regulatory Liabilities [Line Items]
Regulatory Liabilities, Total	87	30
Deferred income tax regulatory assets [Member]
Regulatory Liabilities [Line Items]
Regulatory Liabilities, Total	18	26
Bill Reduction Credit [Member]
Regulatory Liabilities [Line Items]
Regulatory Liabilities, Total	0	10
Other Regulatory Assets (Liabilities) [Member]
Regulatory Liabilities [Line Items]
Regulatory Liabilities, Total	CAD 31	CAD 14